As filed with the Securities and Exchange Commission on February 25, 2010

Registration No. 333-163362

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 1

Waddell & Reed Advisors Funds
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, Kansas 66201-9217

Registrant's Telephone Number, including Area Code: (913) 236-2000

Mara D. Herrington
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

         This Post Effective Amendment No. 1 ("Amendment") is being filed solely for the purpose of adding an exhibit to Registrant's Registration Statement on Form N-14, filed with the Commission on November 25, 2009 (the "Registration Statement"). Part A of this Amendment is incorporated by reference to the filing under Rule 497, filed with the Commission on February 3, 2010, File No. 333-163362. Part B of this Amendment is incorporated by reference to the Statement of Additional Information, filed with the Commission on December 28, 2009, File No. 811-05017. Part C of this Amendment is incorporated by reference to the Registration Statement except that Part C, Item 16, Exhibit 11 is filed herewith.

PART C

OTHER INFORMATION

Item 16	Exhibits:

(11)	Opinion and Consent of Counsel

SIGNATURES

As required by the Securites Act of 1933, this Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Overland Park, and State of Kansas, on the 25th day of February, 2010.

WADDELL & REED ADVISORS FUNDS a Delaware statutory trust (Registrant)

By: /s/ Henry J. Herrmann Henry J. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Registration Statement has been signed below by the following persons in the capacities on the date indicated above.

Signatures	Title

/s/ David P. Gardner*	Chairman and Trustee
David P. Gardner

/s/ Henry J. Herrmann	President and Trustee
Henry J. Herrmann

/s/ Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer
Joseph W. Kauten	and Principal Accounting Officer

/s/ Michael L. Avery*	Trustee
Michael L. Avery

/s/ Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/ James M. Concannon*	Trustee
James M. Concannon

/s/ John A. Dillingham*	Trustee
John A. Dillingham

/s/ Joseph Harroz, Jr.*	Trustee
Joseph Harroz, Jr.

/s/ Robert L. Hechler*	Trustee
Robert L. Hechler

/s/ Albert W. Herman*	Trustee
Albert W. Herman

/s/ Glendon E. Johnson*	Trustee
Glendon E. Johnson

/s/ Frank J. Ross, Jr.*	Trustee
Frank J. Ross, Jr.

/s/ Eleanor B. Schwartz*	Trustee
Eleanor B. Schwartz

*By: /s/ Kristen A. Richards
Kristen A. Richards
Attorney-in-Fact

ATTEST: /s/ Mara Herrington
Mara Herrington
Secretary